Deferred Income Taxes - Summary of Deferred Income Taxes (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Deferred income tax assets	€ 163	€ 164
Deferred income tax liabilities	(22)	(25)
Net deferred income tax assets	€ 141	€ 139